U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 5, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Prospector Funds, Inc. (the “Company”)
Securities Act Registration No.: 333-143669
Investment Company Registration No.: 811-22077

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, on behalf of its series, Prospector Capital Appreciation Fund and Prospector Opportunity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2010, and filed electronically as Post-Effective Amendment No. 4 to the Company’s Registration Statement on Form N-1A on April 28, 2010.

Please direct any inquiries regarding this filing to me at (414) 765-6609.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures